Notes Payable and Convertible Debt	6 Months Ended	12 Months Ended
	May 31, 2022	Nov. 30, 2021
Debt Disclosure [Abstract]
Notes Payable and Convertible Debt

Note 3. Notes Payable and Convertible Debt

Notes payable consists of the following:

	Balance	Interest Rate	Maturity
Demand loans	$551,167	4% to 8%	Various
Reclassification of accrued compensation to notes payable	143,031	8%	December 1, 2017
Balance –May 31, 2022 and November 30, 2021	$694,198

As of May 31, 2022 and November 30, 2021, all loans are past due and in default.

On July 27, 2016, the Company entered into demand loan agreements with a third-party investor totaling $193,667 at 4% interest, payable upon demand.

Between October 28, 2011 and January 7, 2012, the Company issued a total of $70,000 in notes payable, due May 31, 2012. Interest on the notes is payable at 4%. The lender may elect to convert the loan before maturity at a conversion price of $0.25 per share. The loans are currently past due.

On December 3, 2013, the Company entered into convertible debt agreements with a third-party investor totaling $62,500 at 8% interest, payable upon demand. The debt is convertible into shares of common stock at a conversion price of $0.10 per share, for any amount up to 50% of the original amount of the notes. As of May 31, 2022 and November 30, 2021, the note was in default.

On July 30, 2015, the Company entered into convertible debt agreements with a third-party investor totaling $200,000 at 8% interest, due on December 31, 2015. The debt is convertible into shares of common stock at a conversion price of $0.15 per share. As of May 31, 2022 and November 30, 2021, the note was in default.

On May 23, 2016, the Company entered into convertible debt agreements with a third-party investor totaling $25,000 at 8% interest, due on May 23, 2018. The debt is convertible into shares of common stock at a conversion price of $0.10 per share. As of May 31, 2022 and November 30, 2021, the note was in default.

On July 30, 2015, the Company entered into convertible debt agreements with a third-party investor totaling $15,000 at 8% interest, due on May 23, 2018. The debt is convertible into shares of common stock at a conversion price of $0.15 per share. As of May 31, 2022 and November 30, 2021, the note was in default.

On July 30, 2015, the Company entered into convertible debt agreements with a third-party investor totaling $15,000 at 8% interest, due on May 23, 2018. The debt is convertible into shares of common stock at a conversion price of $0.15 per share. As of May 31, 2022 and November 30, 2021, the note was in default.

Between December 3, 2014 and July 28, 2015, the Company issued a total of $113,031 in notes payable. Interest on the notes is payable at 8%. The loans were due prior to December 31, 2015 and are past due.

Accrued interest on notes payable and convertible debt at May 31, 2022 and November 30, 2021 amounted to $297,565 and $275,071, respectively, which is included as a component of accounts payable and accrued expenses.

Interest expense on notes payable and convertible debt with third parties amounted to $11,247 and $11,247 for the three months ended May 31, 2022 and May 31, 2021 respectively. Interest expense on notes payable and convertible debt with third parties amounted to $22,494 and $22,494 for the six months ended May 31, 2022 and May 31, 2021 respectively.

Note 3. Notes Payable and Convertible Debt

Notes payable consists of the following:

	Balance	Interest Rate	Maturity
Demand loans	$551,167	4% to 8%	Various
Reclassification of accrued compensation to notes payable	143,031	8%	December 1, 2017
Balance –November 30, 2021 and November 30, 2020	$694,198

As of November 30, 2021 and November 30, 2020, all loans are past due and in default.

On July 27, 2016, the Company entered into demand loan agreements with a third party investor totaling $193,667 at 4% interest, payable upon demand.

Between October 28, 2011 and January 7, 2012, the Company issued a total of $70,000 in notes payable, due May 31, 2012. Interest on the notes is payable at 4%. The lender may elect to convert the loan before maturity at a conversion price of $0.25 per share. The loans are currently past due.

On December 3, 2013, the Company entered into convertible debt agreements with a third party investor totaling $62,500 at 8% interest, payable upon demand. The debt is convertible into shares of common stock at a conversion price of $0.10 per share, for any amount up to 50% of the original amount of the notes. As of November 30, 2021 and November 30, 2020, the note was in default.

On July 30, 2015, the Company entered into convertible debt agreements with a third party investor totaling $200,000 at 8% interest, due on December 31, 2015. The debt is convertible into shares of common stock at a conversion price of $0.15 per share. As of November 30, 2021 and November 30, 2020, the note was in default.

On May 23, 2016, the Company entered into convertible debt agreements with a third party investor totaling $25,000 at 8% interest, due on May 23, 2018. The debt is convertible into shares of common stock at a conversion price of $0.10 per share. As of November 30, 2021 and November 30, 2020, the note was in default.

On July 30, 2015, the Company entered into convertible debt agreements with a third party investor totaling $15,000 at 8% interest, due on May 23, 2018. The debt is convertible into shares of common stock at a conversion price of $0.15 per share. As of November 30, 2021 and November 30, 2020, the note was in default.

On July 30, 2015, the Company entered into convertible debt agreements with a third party investor totaling $15,000 at 8% interest, due on May 23, 2018. The debt is convertible into shares of common stock at a conversion price of $0.15 per share. As of November 30, 2021 and November 30, 2020, the note was in default.

Between December 3, 2014 and July 28, 2015, the Company issued a total of $113,031 in notes payable. Interest on the notes is payable at 8%. The loans were due prior to December 31, 2015 and are past due.

Accrued interest on notes payable and convertible debt at November 30, 2021 and November 30, 2020 amounted to $275,071 and $230,080, respectively, which is included as a component of accounts payable and accrued expenses.

Interest expense on notes payable and convertible debt with third parties amounted to $44,989 and $44,989 for the years ended November 30, 2021 and November 30, 2020, respectively.